UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/13 (Unaudited)

COMMON STOCKS (97.9%)(a)
			Shares	Value

Capital markets (15.0%)

Ashmore Group PLC (United Kingdom)			23,972	$154,073

BGP Holdings PLC (Malta)(F)			82,319	112

Blackstone Group LP (The)			5,700	162,906

Carlyle Group LP (The) (Partnership shares)			5,500	178,750

Charles Schwab Corp. (The)			19,100	467,568

Goldman Sachs Group, Inc. (The)			750	126,705

Invesco, Ltd.			7,700	268,345

KKR & Co. LP			12,800	303,744

Morgan Stanley			14,800	463,240

Partners Group Holding AG (Switzerland)			1,023	254,740

State Street Corp.			5,300	384,833

UBS AG (Switzerland)			19,697	374,402

				3,139,418
Commercial banks (28.2%)

Australia & New Zealand Banking Group, Ltd. (Australia)			15,943	462,937

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			33,640	401,763

Banco Espirito Santo SA (Portugal)(NON)			112,318	157,099

Bancorp, Inc. (The)(NON)			7,100	129,930

Bangkok Bank PCL NVDR (Thailand)			21,400	125,294

Bank of Ireland (Ireland)(NON)			284,111	110,002

Barclays PLC (United Kingdom)			121,303	537,428

BNP Paribas SA (France)			7,418	555,322

Commerzbank AG (Germany)(NON)			12,649	187,839

Credicorp, Ltd. (Peru)			1,052	135,182

Erste Group Bank AG (Czech Republic)			10,094	354,734

Grupo Financiero Banorte SAB de CV (Mexico)			42,800	291,900

HSBC Holdings PLC (United Kingdom)			15,223	170,033

KeyCorp			12,200	155,550

Nordea Bank AB (Sweden)			22,604	291,655

Sberbank of Russia ADR (Russia)			12,616	156,357

Societe Generale SA (France)			6,118	350,665

SpareBank 1 SR-Bank ASA (Norway)(NON)			9,598	87,619

Sumitomo Mitsui Financial Group, Inc. (Japan)			9,600	475,104

Toronto-Dominion Bank (Canada)			2,549	232,170

UMB Financial Corp.			1,200	76,944

UniCredit SpA (Italy)			47,514	342,102

Unione di Banche Italiane SCPA (Italy)			18,373	124,135

				5,911,764
Consumer finance (1.2%)

American Express Co.			1,200	102,960

Credit Saison Co., Ltd. (Japan)			5,600	156,994

				259,954
Diversified financial services (18.3%)

Bank of America Corp.			34,000	537,880

BM&F Bovespa SA (Brazil)			19,700	99,502

Challenger, Ltd. (Australia)			27,901	152,889

Citigroup, Inc.			14,270	755,168

CME Group, Inc.			5,700	467,115

Deutsche Boerse AG (Germany)			1,651	127,415

ING Groep NV GDR (Netherlands)(NON)			38,707	502,352

JPMorgan Chase & Co.			15,047	860,989

ORIX Corp. (Japan)			15,200	276,714

Singapore Exchange, Ltd. (Singapore)			9,000	51,855

				3,831,879
Household durables (2.7%)

Beazer Homes USA, Inc.(NON)			3,620	75,332

Nexity (France)			4,507	165,045

Persimmon PLC (United Kingdom)			12,755	242,028

Sekisui House, Ltd. (Japan)			6,000	82,757

				565,162
Insurance (21.8%)

AIA Group, Ltd. (Hong Kong)			78,400	397,433

Allianz SE (Germany)			1,389	240,616

American International Group, Inc.			10,000	497,500

Assured Guaranty, Ltd.			4,800	112,704

China Pacific Insurance (Group) Co., Ltd. (China)			23,800	100,695

Genworth Financial, Inc. Class A(NON)			18,600	281,046

Hartford Financial Services Group, Inc. (The)			11,000	391,930

Intact Financial Corp. (Canada)			4,500	284,429

Just Retirement Group PLC (United Kingdom)(NON)			27,556	90,405

Lincoln National Corp.			2,600	133,458

Marsh & McLennan Cos., Inc.			4,800	227,760

MetLife, Inc.			8,000	417,520

MS&AD Insurance Group Holdings (Japan)			6,600	177,619

Old Mutual PLC (United Kingdom)			54,814	178,204

Ping An Insurance (Group) Co. of China, Ltd. (China)			11,000	102,586

Porto Seguro SA (Brazil)			8,700	110,061

Prudential PLC (United Kingdom)			20,175	430,945

SCOR SE (France)			4,525	158,318

Tokio Marine Holdings, Inc. (Japan)			3,800	126,116

Unipol Gruppo Finanziario SpA (Italy)			21,136	105,879

				4,565,224
IT Services (1.1%)

Visa, Inc. Class A			1,150	233,979

				233,979
Professional services (0.4%)

Verisk Analytics, Inc. Class A(NON)			1,300	84,643

				84,643
Real estate investment trusts (REITs) (2.6%)

American Campus Communities, Inc.(R)			3,900	126,477

American Tower Corp.(R)			2,600	202,202

Prologis, Inc.(R)			5,508	208,918

				537,597
Real estate management and development (3.6%)

CBRE Group, Inc. Class A(NON)			4,600	111,504

Hongkong Land Holdings, Ltd. (Hong Kong)			15,000	88,650

Mitsubishi Estate Co., Ltd. (Japan)			9,000	249,851

Mitsui Fudosan Co., Ltd. (Japan)			5,000	169,603

Sun Hung Kai Properties, Ltd. (Hong Kong)			11,000	141,250

				760,858
Software (1.9%)

Fidessa Group PLC (United Kingdom)			5,616	194,086

SS&C Technologies Holdings, Inc.(NON)			4,675	201,539

				395,625
Thrifts and mortgage finance (1.1%)

Radian Group, Inc.			16,200	231,012

				231,012

Total common stocks (cost $15,558,536)				$20,517,115

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.(W)	10/28/18	$42.42	1,309	$24,413

Total warrants (cost $14,072)				$24,413

SHORT-TERM INVESTMENTS (2.3%)(a)
			Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			481,441	$481,441

Total short-term investments (cost $481,441)				$481,441

TOTAL INVESTMENTS

Total investments (cost $16,054,049)(b)				$21,022,969

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $7,672,263) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/16/14	$76,517	$79,390	$(2,873)
	Euro	Buy	12/18/13	18,344	17,891	453
Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	48,016	49,356	(1,340)
	British Pound	Sell	12/18/13	289,431	276,042	(13,389)
	Canadian Dollar	Buy	1/16/14	113,468	116,523	(3,055)
	Euro	Buy	12/18/13	218,222	211,899	6,323
	Hong Kong Dollar	Buy	2/19/14	77,650	77,656	(6)
	Singapore Dollar	Buy	2/19/14	283,083	285,834	(2,751)
	Swedish Krona	Buy	12/18/13	164,810	168,071	(3,261)
	Swedish Krona	Sell	12/18/13	164,810	162,987	(1,823)
	Swiss Franc	Buy	12/18/13	51,861	54,152	(2,291)
Citibank, N.A.
	Australian Dollar	Buy	1/16/14	205,225	210,949	(5,724)
	Canadian Dollar	Buy	1/16/14	92,128	94,776	(2,648)
	Danish Krone	Buy	12/18/13	43,071	41,795	1,276
	Euro	Sell	12/18/13	617,571	603,700	(13,871)
Credit Suisse International
	Australian Dollar	Buy	1/16/14	93,399	95,996	(2,597)
	British Pound	Sell	12/18/13	321,663	305,678	(15,985)
	Canadian Dollar	Buy	1/16/14	223,364	229,820	(6,456)
	Euro	Buy	12/18/13	15,354	14,887	467
	Euro	Sell	12/18/13	15,354	15,299	(55)
	Japanese Yen	Buy	2/19/14	119,831	124,789	(4,958)
	Norwegian Krone	Buy	12/18/13	72,949	73,311	(362)
	Norwegian Krone	Sell	12/18/13	72,949	74,151	1,202
	Swedish Krona	Buy	12/18/13	38,909	38,477	432
	Swedish Krona	Sell	12/18/13	38,909	39,676	767
	Swiss Franc	Buy	12/18/13	38,179	37,162	1,017
	Swiss Franc	Sell	12/18/13	38,179	37,582	(597)
Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	115,819	119,028	(3,209)
	Canadian Dollar	Buy	1/16/14	54,149	55,825	(1,676)
	Euro	Buy	12/18/13	341,192	331,494	9,698
	Euro	Sell	12/18/13	341,192	341,084	(108)
	Swedish Krona	Buy	12/18/13	53,433	52,822	611
	Swedish Krona	Sell	12/18/13	53,433	54,487	1,054
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/16/14	74,701	76,778	(2,077)
	British Pound	Buy	12/18/13	69,863	67,008	2,855
	Canadian Dollar	Buy	1/16/14	93,821	95,970	(2,149)
	Euro	Sell	12/18/13	494,192	479,058	(15,134)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	95,033	97,998	(2,965)
	British Pound	Buy	12/18/13	105,530	101,882	3,648
	Canadian Dollar	Buy	1/16/14	253,729	261,066	(7,337)
	Euro	Buy	12/18/13	147,429	146,902	527
	Euro	Sell	12/18/13	147,429	143,686	(3,743)
	Norwegian Krone	Buy	12/18/13	18,074	18,369	(295)
	Norwegian Krone	Sell	12/18/13	18,074	18,208	134
	Swedish Krona	Buy	12/18/13	105,875	104,469	1,406
	Swiss Franc	Buy	12/18/13	124,357	120,634	3,723
	Swiss Franc	Sell	12/18/13	124,357	122,071	(2,286)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	32,495	33,392	(897)
	Japanese Yen	Buy	2/19/14	31,056	32,338	(1,282)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	166,467	171,107	(4,640)
	Canadian Dollar	Buy	1/16/14	218,288	224,562	(6,274)
	Euro	Buy	12/18/13	12,637	12,250	387
	Euro	Sell	12/18/13	12,637	12,592	(45)
	Israeli Shekel	Buy	1/16/14	16,398	16,333	65
	Swedish Krona	Buy	12/18/13	28,865	28,527	338
	Swedish Krona	Sell	12/18/13	28,865	29,436	571
UBS AG
	Australian Dollar	Buy	1/16/14	33,493	34,417	(924)
	British Pound	Buy	12/18/13	356,676	347,919	8,757
	Euro	Buy	12/18/13	174,197	168,910	5,287
	Norwegian Krone	Sell	12/18/13	29,264	28,810	(454)
	Swiss Franc	Buy	12/18/13	27,696	26,793	903
	Swiss Franc	Sell	12/18/13	27,696	27,776	80
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	83,597	85,940	(2,343)
	Euro	Buy	12/18/13	49,188	44,473	4,715

Total						$(85,184)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,962,763.
(b)	The aggregate identified cost on a tax basis is $16,144,857, resulting in gross unrealized appreciation and depreciation of $5,051,898 and $173,786, respectively, or net unrealized appreciation of $4,878,112.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$181,552	$1,469,439	$1,169,550	$113	$481,441
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $304,492 to cover certain derivatives contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	45.1%
	United Kingdom	9.5
	Japan	8.2
	France	5.9
	Switzerland	3.0
	Hong Kong	3.0
	Australia	2.9
	Italy	2.7
	Germany	2.6
	Canada	2.5
	Netherlands	2.4
	Spain	1.9
	Czech Republic	1.7
	Mexico	1.4
	Sweden	1.4
	Brazil	1.0
	China	1.0
	Portugal	0.7
	Russia	0.7
	Peru	0.6
	Thailand	0.6
	Ireland	0.5
	Other	0.7

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $107,575 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$158,089	$407,073	$—
Financials	12,883,897	6,353,697	112
Industrials	84,643	—	—
Information technology	435,518	194,086	—
Total common stocks	13,562,147	6,954,856	112
Warrants	$24,413	$—	$—
Short-term investments	481,441	—	—

Totals by level	$14,068,001	$6,954,856	$112

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(85,184)	$—

Totals by level	$—	$(85,184)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$56,696	$141,880
Equity contracts	24,413	—

Total	$81,109	$141,880

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$8,500,000
Warrants (number of warrants)	1,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014